Purchase Consideration (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended				12 Months Ended					0 Months Ended		1 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Aug. 10, 2014 Dermot Entities USD ($)		Aug. 10, 2014 Dermot Entities CNY		Dec. 31, 2014 Dermot Entities CNY	Dec. 31, 2014 Other acquisitions USD ($)		Dec. 31, 2014 Other acquisitions CNY		Feb. 28, 2013 Tianwang and Yilong CNY		Dec. 31, 2013 Tianwang and Yilong CNY	May 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Dec. 31, 2014 Tianwang and Yilong USD ($)	Dec. 31, 2014 Tianwang and Yilong CNY	Dec. 31, 2013 Tianwang and Yilong USD ($)	Dec. 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2014 iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2014 iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 iJoy Holding Limited ("iJoy BVI") CNY	May 31, 2014 Aipu Group USD ($)		May 31, 2014 Aipu Group CNY		Dec. 31, 2014 Aipu Group CNY
Business Acquisition [Line Items]
Business acquisition, cash consideration	$ (22,152)	(137,445)	$ 96,461	[1]	598,500	[1]	598,500	$ 7,986	[2]	49,554	[2]	17,500	[3]	2,000		15,500					24,663 [4]				$ 112,820	[5]	700,000	[5]	700,000
Share consideration												10,455	[6],[7]		10,455
Fair value of contingent consideration in shares														10,082						10,082
Fair value of contingent consideration in shares reclassified to additional paid in capital																	1,251	7,762	2,572	15,960		3,397	21,076	31,956
Business acquisition, cash consideration																								24,883
Contingent consideration payable in cash																								25,146

[1]	RMB 598,500 of the above cash consideration was paid in 2014.
[2]	RMB49,554 of the above cash consideration was paid in 2014.
[3]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[4]	The Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy in 2013. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
[5]	RMB700,000 of the above cash consideration was paid in 2014.
[6]	Share consideration represents a payment of RMB10,455 equivalent ADS shares was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.
[7]	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.